Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share

(13) Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding RSUs and PSUs were converted into, common shares. Potentially dilutive share options, RSUs and PSUs that were anti-dilutive under the treasury stock method were excluded from the computation of diluted EPS.

A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2022, 2021 and 2020 is presented as follows:

Share amounts in thousands	2022	2021	2020
Numerator:
Net income attributable to common shareholders	$289,549	$273,459	$72,822
Denominator:
Weighted average common shares outstanding - basic	46,471	49,624	53,271
Dilutive share options, RSU and PSU	828	952	210
Weighted average common shares outstanding - diluted	47,299	50,576	53,481
Net income attributable to common shareholders per common share
Basic	$6.23	$5.51	$1.37
Diluted	$6.12	$5.41	$1.36

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	345	334	1,674